Consolidated Companies and Business Acquired and Divested - Consideration transferred (Details) - Payvision Holding BV [Member] € in Millions	Mar. 13, 2018 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash paid	€ 213
Deferred consideration	25
Contingent consideration	22
Total purchase consideration	€ 260